Schedule of components of deferred tax (Details) (Parenthetical)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
Income tax rate	(17.00%)	17.00%	17.00%